UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Scalia
Title:     CFO
Phone:     212-616-1122

Signature, Place, and Date of Signing:

      /s/ Tom Scalia     New York, NY     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $138,947 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH COAL INC                  COM              039380100     1629   100000 SH       SOLE                   100000        0        0
CHEVRON CORP NEW               COM              166764100     7397   100000 SH       SOLE                   100000        0        0
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106     4640   100000 SH       SOLE                   100000        0        0
EXXON MOBIL CORP               COM              30231G102     7983   100000 SH       SOLE                   100000        0        0
FIRST SOLAR INC                COM              336433107     6898    50000 SH       SOLE                    50000        0        0
FOUNDATION COAL HLDGS INC      COM              35039W100     4206   300000 SH       SOLE                   300000        0        0
FRONTLINE LTD                  SHS              G3682E127     4442   150000 SH       SOLE                   150000        0        0
HECKMANN CORP                  COM              422680108     8580  1518600 SH       SOLE                  1518600        0        0
HECKMANN CORP                  *W EXP 11/09/201 422680116     2175  1891580 SH       SOLE                  1891580        0        0
HESS CORP                      COM              42809H107     8046   150000 SH       SOLE                   150000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    12485   500000 SH       SOLE                   500000        0        0
MARATHON OIL CORP              COM              565849106     1368   500000 SH  CALL SOLE                        0        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    16493   486800 SH       SOLE                   486800        0        0
MCDERMOTT INTL INC             COM              580037109     8892   900000 SH       SOLE                   900000        0        0
NEXEN INC                      COM              65334H102     1758   100000 SH       SOLE                   100000        0        0
PHI INC                        COM NON VTG      69336T205     2411   172070 SH       SOLE                   172070        0        0
PRIDE INTL INC DEL             COM              74153Q102     3196   200000 SH       SOLE                   200000        0        0
PROSHARES TR                   PSHS ULTRA O&G   74347R719     8667   300000 SH       SOLE                   300000        0        0
PROSHARES TR                   PSHS ULTRA FINL  74347R743     2111   350000 SH       SOLE                   350000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8652  1000000 SH  PUT  SOLE                  1000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8652   100000 SH       SOLE                   100000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     5936   274300 SH       SOLE                   274300        0        0
YAMANA GOLD INC                COM              98462Y100     2330   300000 SH       SOLE                   300000        0        0